Investment Objectives and Goals	Oct. 28, 2026
James Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - JAMES SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	James Small Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.
JAMES MICRO CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – JAMES MICRO CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	James Micro Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.
James Aggressive Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – JAMES AGGRESSIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	James Aggressive Allocation Fund (the “Fund”) seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective.
Retail Class [Member] | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - JAMES BALANCED: GOLDEN RAINBOW FUND (RETAIL CLASS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	James Balanced: Golden Rainbow Fund (the “Fund”) seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.
Institutional Class [Member] | James Balanced: Golden Rainbow Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – JAMES BALANCED: GOLDEN RAINBOW FUND (INSTITUTIONAL CLASS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	James Balanced: Golden Rainbow Fund (the “Fund”) seeks to provide total return through a combination of growth and income and preservation of capital in declining markets.